Property, Plant and Equipment - Additional Information (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment, not yet in service	$ 5,181,494	$ 1,152,814